Item 1. Schedule of Investments:
--------------------------------
Putnam Florida Tax Exempt Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2-28-05




Putnam Florida Tax Exempt Income Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
February 28, 2005 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (96.4%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                 Rating (RAT)              Value
--------------------------------------------------------------------------------------------------------------------------------

California (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
       $875,000  CA Statewide Cmnty. Dev. Auth. Apt. Dev. Rev. Bonds (Irvine Apt. Cmntys.),
                 Ser. A-3, 5.1s, 5/15/25                                                         Baa2                   $917,735
      1,500,000  Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B, 5 5/8s, 6/1/38    A-                    1,623,645
                                                                                                                 ---------------
                                                                                                                       2,541,380

Florida (88.3%)
--------------------------------------------------------------------------------------------------------------------------------
      4,500,000  Alachua Cnty., Hlth. Fac. Auth. Continuing Care VRDN (Oak Hammock U.),
                 Ser. A, 1.8s, 10/1/32                                                           VMIG1                 4,500,000
      3,800,000  Broward Cnty., Edl. Fac. Auth. VRDN (Nova Southeastern), Ser. C, 1.83s,
                 4/1/24                                                                          A-1+                  3,800,000
      3,500,000  Broward Cnty., Resource Recvy. Rev. Bonds (Wheelabrator), Ser. A, 5s, 12/1/06   AA-                   3,639,790
        200,000  Cap. Region Cmnty. Dev. Dist. Special Assmt. Bonds (Cap. Impt.), Ser. B,
                 5.95s, 5/1/06                                                                   BB-/P                   201,854
        750,000  CFM Cmnty. Dev. Dist. Rev. Bonds (Cap. Impt.), Ser. B, 5 7/8s, 5/1/14           BB-/P                   767,798
      3,000,000  Coral Gables, Hlth. Fac. Auth. Hosp. Rev. Bonds (Baptist Hlth.), FSA, 5s,
                 8/15/29                                                                         Aaa                   3,116,700
      2,050,000  Deltona, Util. Syst. Rev. Bonds, MBIA, 5 1/4s, 10/1/16                          Aaa                   2,268,961
        400,000  Double Branch, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. B-1, 5.6s, 5/1/07   BB/P                    403,052
                 Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds
      2,750,000  (Ascension Hlth. Credit), Ser. A-1, AMBAC, U.S. Govt. Coll., 5 3/4s, 11/15/29   Aaa                   3,097,820
      1,500,000  (Baptist Hosp. & Baptist Manor), 5 1/8s, 10/1/19                                A3                    1,518,420
        855,000  Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B, 5s, 11/1/07                  BB-/P                   864,149
      3,210,000  FL Hsg. Fin. Corp. Rev. Bonds (Noah's Landing Apts.), Ser. H-1, FSA, 5 3/8s,
                 12/1/41                                                                         Aaa                   3,257,733
      2,205,000  FL State Board of Ed. G.O. Bonds (Pub. Ed.), Ser. D, 5s, 6/1/19                 AA+                   2,384,024
      2,000,000  FL State Mid-Bay Bridge Auth. Rev. Bonds, Ser. A, 6.05s, 10/1/22                BBB/P                 2,075,620
      1,100,000  Fleming Island, Plantation Cmnty. Dev. Dist. Special Assmt. Rev. Bonds,
                 Ser. B, 7 3/8s, 5/1/31                                                          BB/P                  1,192,565
        455,000  Gateway Svcs. Cmnty. Dev. Dist. Special Assmt. Bonds (Stoneybrook), 5 1/2s,
                 7/1/08                                                                          BB-/P                   464,419
      2,000,000  Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 7 1/4s, 10/1/29                    BBB+                  2,177,460
      3,000,000  Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds (Adventist Hlth. Sunbelt Hosp.),
                 3.35s, 11/15/32                                                                 A                     3,014,370
      3,000,000  Hillsborough Cnty., Cmnty. Invt. Tax Rev. Bonds, AMBAC, 5s, 5/1/24              Aaa                   3,174,150
        895,000  Hillsborough Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds (Tampa Elec.
                 Co.), 6 1/4s, 12/1/34                                                           Baa2                    926,325
        500,000  Islands at Doral III, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. 04-A,
                 5.9s, 5/1/35                                                                    BB/P                    509,675
      6,600,000  Jacksonville, Hlth. Fac. Auth. Hosp. VRDN, Ser. A, 1.83s, 8/15/33               A-1+                  6,600,000
                 Jea, Wtr. & Swr. Syst. Rev. Bonds, Ser. A, FGIC
      1,000,000  5s, 10/1/21                                                                     Aaa                   1,066,740
      1,000,000  5s, 10/1/20                                                                     Aaa                   1,071,980
      2,270,000  Kissimmee, Util. Auth. Rev. Bonds, FSA, 5 1/4s, 10/1/18                         Aaa                   2,501,971
                 Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
      1,500,000  (Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25                               BB-/P                 1,515,570
      2,500,000  (Shell Point Village), Ser. A, 5 1/2s, 11/15/29                                 BBB-                  2,496,425
      7,000,000  Lee Cnty., Solid Waste Syst. Rev. Bonds, MBIA, 5s, 10/1/06                      Aaa                   7,207,480
      1,600,000  Leesburg, Cap. Impt. Rev. Bonds, FGIC, 5 1/4s, 10/1/27                          Aaa                   1,728,688
                 Martin Cnty., Util. Syst. Rev. Bonds, AMBAC
      1,305,000  5 1/4s, 10/1/20                                                                 Aaa                   1,432,355
      1,240,000  5 1/4s, 10/1/19                                                                 Aaa                   1,366,716
        600,000  Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.),
                 Ser. A, 6.8s, 11/15/31                                                          Aa1                     637,380
      3,000,000  Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. B, FGIC,
                 5 1/4s, 7/1/26                                                                  Aaa                   3,248,070
      4,225,000  Miami-Dade Cnty., School Board COP, Ser. D, FGIC, 5s, 8/1/29                    AAA                   4,389,395
      2,500,000  North Broward, Hosp. Dist. Rev. Bonds, 6s, 1/15/31                              A3                    2,660,025
      1,000,000  Oakstead, Cmnty. Dev. Dist. Cap. Impt. Rev. Bonds, Ser. A, 7.2s, 5/1/32         BB/P                  1,075,490
        750,000  Okeechobee Cnty., Solid Waste Mandatory Put Bonds (Waste Mgt./Landfill),
                 Ser. A, 4.2s, 7/1/09                                                            BBB                     759,443
        500,000  Old Palm, Cmnty. Dev. Dist. Special Assmt. Bonds (Palm Beach Gardens),
                 Ser. A, 5.9s, 5/1/35                                                            AAA                     507,715
                 Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando Regl. Hlth. Care)
      3,000,000  Ser. A, MBIA, 6 1/4s, 10/1/18                                                   Aaa                   3,648,810
      2,000,000  5 3/4s, 12/1/32                                                                 A2                    2,145,580
      3,720,000  Orange Cnty., School Board COP, Ser. A, MBIA, 5 3/8s, 8/1/22                    Aaa                   3,968,422
      3,960,000  Orange Cnty., Tourist Dev. Tax Rev. Bonds, Ser. A, AMBAC, 4s, 10/1/05           Aaa                   4,000,630
      5,950,000  Orlando, Util. Comm. Wtr. & Elec. Rev. Bonds, Ser. D, 6 3/4s, 10/1/17           Aa2                   7,345,870
        808,000  Osceola Cnty., Indl. Dev. Auth. Rev. Bonds (Cmnty. Provider Pooled Loan
                 Program), Ser. A, FSA, 7 3/4s, 7/1/10                                           Aaa                     811,628
      5,700,000  Osceola Cnty., Trans. Rev. Bonds (Osceola Parkway), MBIA, 5s, 4/1/20            Aaa                   6,130,179
      5,750,000  Palm Beach Cnty., Hlth. Fac. Auth. VRDN (Bethesda Hlth. Care Syst.), 1.83s,
                 12/1/31                                                                         VMIG1                 5,750,000
                 Palm Coast, Util. Syst. Rev. Bonds, MBIA
      1,000,000  5s, 10/1/24                                                                     AAA                   1,057,090
      1,000,000  5s, 10/1/23                                                                     Aaa                   1,060,790
      2,235,000  Pasco Cnty., School Board COP, Ser. A, AMBAC, 5s, 8/1/24                        Aaa                   2,367,379
      3,000,000  Polk Cnty., Trans. Impt. Rev. Bonds, FSA, 5s, 12/1/25                           Aaa                   3,246,780
      7,230,000  Port Everglades, Auth. Rev. Bonds, U.S. Govt. Coll., 7 1/8s, 11/1/16            Aaa                   8,925,580
                 Seminole Cnty., School Board COP, Ser. B, FSA
      2,425,000  5s, 7/1/18                                                                      Aaa                   2,614,781
      2,160,000  5s, 7/1/17                                                                      Aaa                   2,332,234
      2,000,000  South Miami, Hlth. Fac. Auth. Rev. Bonds (Baptist Hlth.), 5 1/4s, 11/15/33      Aa3                   2,061,220
        500,000  South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A, 5.7s, 5/1/35               BB-/P                   499,600
      4,300,000  St. Lucie Cnty., School Board COP, Ser. A, FSA, 5s, 7/1/23                      Aaa                   4,569,825
        250,000  Sterling Hill, Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5 1/2s, 11/1/10            BB-                     253,618
      4,800,000  Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist. Loan Program), FSA, 7.15s,
                 11/1/15                                                                         Aaa                   6,223,008
      5,995,000  Sunrise, Util. Syst. Rev. Bonds, AMBAC, 5.2s, 10/1/22                           Aaa                   6,729,447
      3,000,000  Tampa, Hosp. Rev. Bonds (H. Lee Moffit Cancer & Research Inst.), Ser. A,
                 5 3/4s, 7/1/29                                                                  A                     3,124,830
      1,220,000  U. Athletic Assn., Inc. VRDN (U. of FL Stadium), 1.8s, 2/1/20                   VMIG1                 1,220,000
                 U. Central FL Assn., Inc. COP, Ser. A, FGIC
      2,000,000  5 1/4s, 10/1/34                                                                 Aaa                   2,130,020
      1,320,000  5 1/8s, 10/1/24                                                                 Aaa                   1,417,574
        985,000  Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap. Impt.), Ser. A, 6 5/8s,
                 5/1/33                                                                          BB-/P                 1,030,625
        555,000  Waterlefe, Cmnty. Dev. Dist. Rev. Bonds (Cap. Impt.), Ser. B, 6 1/4s, 5/1/10    BB+/P                   564,962
                                                                                                                 ---------------
                                                                                                                     168,850,810

Louisiana (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
      1,750,000  LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds (Cypress Apts.),
                 Ser. A, GNMA Coll., 5 1/2s, 4/20/38                                             Aaa                   1,857,065

Massachusetts (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
      2,000,000  MA State Hlth. & Edl. Fac. Auth. Rev. Bonds (Winchester Hosp.), Ser. E,
                 6 3/4s, 7/1/30                                                                  BBB                   2,338,340

Minnesota (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        875,000  MN Agricultural & Econ. Dev. Board Rev. Bonds (Evangelical Lutheran), 6s,
                 2/1/27                                                                          A3                      948,308

Puerto Rico (3.0%)
--------------------------------------------------------------------------------------------------------------------------------
                 Children's Trust Fund Tobacco Settlement Rev. Bonds
      1,500,000  5 1/2s, 5/15/39                                                                 BBB                   1,488,435
        265,000  5 3/8s, 5/15/33                                                                 BBB                     267,735
      3,800,000  PR Indl. Tourist Edl. Med. & Env. Control Fac. Fin. Auth. Rev. Bonds (Auxilio
                 Mutuo Oblig. Group), Ser. A, MBIA, 6 1/4s, 7/1/16                               Aaa                   3,895,950
                                                                                                                 ---------------
                                                                                                                       5,652,120

South Carolina (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
      2,000,000  Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med. Ctr.), Ser. A, FSA,
                 5 1/4s, 11/1/23                                                                 Aaa                   2,190,200
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $175,313,869) (b)                                                          $184,378,223
================================================================================================================================



Putnam Florida Tax Exempt Income Fund

Interest rate swap contracts outstanding at February 28, 2005
(Unaudited)

                                                                                Notional         Termination          Unrealized
                                                                                  amount                date        appreciation
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Citibank, N.A. dated December 14, 2004 to
receive quarterly the notional amount multiplied by 3.13% and pay quarterly the notional amount multiplied by the Bond Market
Association Municipal Swap Index.                                             $8,000,000           3/17/2010             $62,296

Agreement with Merrill Lynch International & Co. C.V. dated
February 7, 2005 to pay quarterly the notional amount
multiplied by 3.125% and receive quarterly the notional amount
multiplied by the USD-Muni-BMA-Rate.                                           2,000,000           8/10/2009              13,748
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $76,044
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $191,214,177.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $175,313,869, resulting in gross unrealized appreciation and depreciation of $9,166,347 and $101,993, respectively, or net unrealized appreciation of $9,064,354.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at February 28, 2005.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentrations greater than 10% at February 28, 2005 (as a percentage of net assets):

Health care                        31.0%
Water & sewer                      10.8
Transportation                     10.7

The fund had the following insurance concentrations greater than 10% at February 28, 2005 (as a percentage of net assets):

FSA                                16.1%
MBIA                               15.3
AMBAC                              11.6

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: April 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: April 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: April 27, 2005